Accrued Expenses - Schedule of Accrued Expenses (Details) (10-K) - USD ($)	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Accrued Liabilities [Abstract]
Accrued compensation and payroll taxes	$ 117,195	$ 149,019	$ 463,604
Accrued taxes payable - Argentina	225,352	292,535	63,550
Accrued interest	447,652	404,239	255,481
Other accrued expenses	241,123	339,574	217,886
Accrued expenses, current	1,031,322	1,185,367	1,000,521
Accrued payroll tax obligations, non-current	71,099	57,786	247,515
Total accrued expenses	$ 1,102,421	$ 1,243,153	$ 1,248,036